Basis of Presentation and Significant Accounting Policies - Schedule of Pushdown Accounting (Details) $ in Millions	Jul. 01, 2021 USD ($)
Business Acquisition [Line Items]
Assets	$ 164,515
Liabilities	162,632
Stockholder's equity	1,883
Total liabilities and stockholder's equity	164,515
Cash
Business Acquisition [Line Items]
Assets	19,711
VOBA
Business Acquisition [Line Items]
Assets	565
Deferred income taxes
Business Acquisition [Line Items]
Assets	737
Goodwill
Business Acquisition [Line Items]
Assets	97
Other intangible assets
Business Acquisition [Line Items]
Assets	67
Reinsurance recoverables and other assets
Business Acquisition [Line Items]
Assets	30,481
Separate account asset (liability)
Business Acquisition [Line Items]
Assets	112,857
Liabilities	112,857
Reserves for future policy benefits
Business Acquisition [Line Items]
Liabilities	21,122
Other policyholder funds and benefits payable
Business Acquisition [Line Items]
Liabilities	25,961
Funds withheld liability
Business Acquisition [Line Items]
Liabilities	1,039
Other liabilities
Business Acquisition [Line Items]
Liabilities	$ 1,653